Note 16 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Restructuring and Related Costs [Table Text Block]
		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2019	$225	$1	226
Charge to expense	1,229	5,817	7,046
Cash payments/write offs	(1,252)	(5,818)	(7,070)
Balance March 31, 2020	202	-	202
Charge to expense	227	(45)	182
Cash payments/write offs	(429)	45	(384)
Balance March 31, 2021	$-	$-	$-